BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities) (Details) € in Thousands, ¥ in Thousands			12 Months Ended
	Jul. 17, 2017 EUR (€)	Jul. 17, 2017 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 17, 2017 CNY (¥)
Goodwill				¥ 129,752	¥ 129,752
Multi Group [Member]
Others	€ 7,116					¥ 55,156
Total identifiable assets acquired	38,516					298,550
Deferred tax liabilities	(1,164)					(9,023)
Other current liabilities	(1,422)					(11,022)
Total liabilities assumed	(2,586)					(20,045)
Net identifiable assets acquired	35,930					278,505
Noncontrolling interest	2,915					22,595
Total consideration	49,754	¥ 385,662
Goodwill	16,739					129,752
License [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles	€ 19,400					150,377
Amortization Years	10 years	10 years	10 years
Trade Names [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles	€ 11,100					86,041
Amortization Years	10 years	10 years	10 years
Software [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles	€ 900					¥ 6,976
Amortization Years	5 years	5 years	5 years